Intangible Assets_Allocating Goodwill To Cash_Generating Units And Related Information For Impairment Testing(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 273,710	[1]
Recoverable amount exceeded carrying amount	₩ 9,842,386	[1]
Description of basis on which unit's recoverable amount has been determined	Goodwill is allocated to cash-generating units, based on management's analysis, that are expected to benefit from the synergies of the combination for impairment testing, and cash-generating units consist of an operating segment or units which are not larger than an operating segment. The Group recognized the amount of KRW 65,288 million related to goodwill acquired in the merger of Housing & Commercial Bank. Of those respective amounts, the amounts of KRW 49,315 million and KRW 15,973 million were allocated to the Retail Banking and Corporate Banking, respectively. Cash-generating units to which goodwill has been allocated is tested for impairment annually, and whenever there is an indication that the unit may be impaired, by comparing the carrying amount of the unit, including the goodwill, with the recoverable amount of the unit. The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs to sell and its value in use.
Explanation of period over which management has projected cash flows	The projections of the future cash flows are based on the most recent financial budget approved by management and generally cover a period of five years.
Description of key assumptions on which management has based determination of fair value less costs of disposal	Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The projections of the future cash flows are based on the most recent financial budget approved by management and generally cover a period of five years. The future cash flows after projection period are estimated on the assumption that the future cash flows will increase by 1.0% for all other cash-generating units. The key assumptions used for the estimation of the future cash flows are the market size and the Group's market share. The discount rate is a pre-tax rate that reflects assumptions regarding risk-free interest rate, market risk premium and the risks specific to the asset for which the future cash flow estimates have not been adjusted.
Description of valuation techniques used to measure fair value less costs of disposal	The fair value less costs to sell is the amount obtainable from the sale in an arm's length transaction between knowledgeable, willing parties, less the costs of disposal. If it is difficult to measure the amount obtainable from the sale, the Group measures the fair value less costs to sell by reflecting the characteristics of the measured cash-generating unit. If it is not possible to obtain reliable information to measure the fair value less costs to sell, the Group uses the asset's value in use as its recoverable amount.
Retail Banking
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 49,315
Recoverable amount exceeded carrying amount	₩ 4,281,676
Discount rate	15.51%
Permanent growth rate	1.00%
Corporate Banking
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 15,973
Recoverable amount exceeded carrying amount	₩ 2,875,939
Discount rate	15.74%
Permanent growth rate	1.00%
KB Securities Co., Ltd.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 58,889	[2]
Recoverable amount exceeded carrying amount	₩ 658,365	[2]
Discount rate	20.05%
Permanent growth rate	1.00%
KB Capital Co.,Ltd.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 79,609
Recoverable amount exceeded carrying amount	₩ 1,703,417
Discount rate	10.29%
Permanent growth rate	1.00%
KB Savings Bank Co., Ltd. And Yehansoul Savings Bank Co., Ltd.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 57,404
Recoverable amount exceeded carrying amount	₩ 317,394
Discount rate	8.09%
Permanent growth rate	1.00%
KB Securities Vietnam Joint Stock Company
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts	₩ 12,520
Recoverable amount exceeded carrying amount	₩ 5,595
Discount rate	23.63%
Permanent growth rate	1.00%

[1]	Goodwill arisen from a business combination during 2018 has not been tested for impairment.
[2]	The amount occurred from formerly known as KB Investment and Securities Co., Ltd.